Schedules of Investments (Unaudited)
Pax Ellevate Global Women’s Leadership Fund	September 30, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.7%
COMMUNICATION SERVICES: 4.3%
Adevinta ASA (a)	11,078	$65,999
Auto Trader Group PLC	33,892	192,204
BT Group PLC	252,278	339,137
Cable One, Inc.	292	249,091
Deutsche Telekom AG	100,084	1,703,596
Elisa OYJ	4,561	206,655
Infrastrutture Wireless Italiane SpA	10,362	90,404
Interpublic Group of Cos Inc., The	13,207	338,099
Koninklijke KPN NV	108,283	293,053
Match Group, Inc. (a)	9,714	463,844
Netflix, Inc. (a)	13,585	3,198,452
Omnicom Group, Inc.	101,311	6,391,710
Orange SA	62,035	561,078
Paramount Global, Class B	62,241	1,185,069
Pearson PLC	21,122	201,706
Pinterest, Inc., Class A (a)	16,295	379,674
Proximus SADP	5,153	53,427
Publicis Groupe SA	6,700	317,464
Quebecor, Inc., Class B	5,408	99,715
REA Group, Ltd.	1,724	125,484
Schibsted ASA, Class A	10,346	139,610
Schibsted ASA, Class B	10,884	135,915
SEEK, Ltd.	10,966	133,278
Singapore Telecommunications, Ltd.	239,981	442,822
Snap, Inc., Class A (a)	32,583	319,965
Spark New Zealand, Ltd.	60,928	170,461
Tele2 AB, Class B	19,519	168,441
Telenor ASA	22,403	205,035
Telia Company AB	88,630	255,262
Telstra Corp., Ltd.	130,428	322,056
TELUS Corp.	14,727	292,440
Verizon Communications, Inc.	126,376	4,798,496
Vodafone Group PLC	892,978	999,421
Walt Disney Co., The (a)	59,914	5,651,687
WPP PLC	34,074	281,287
		30,772,037

CONSUMER DISCRETIONARY: 15.2%
Accor SA (a)	5,459	114,287
Amazon.com, Inc. (a)	225,475	25,478,676
Aristocrat Leisure, Ltd.	19,152	403,850
Barratt Developments PLC	36,682	138,637
Bath & Body Works, Inc.	8,027	261,680
Best Buy Co., Inc.	140,392	8,892,429
Burberry Group PLC	12,476	249,214
Burlington Stores, Inc. (a)	2,370	265,179
Cie Generale des Etablissements Michelin SCA	22,757	509,886
Compass Group PLC	54,885	1,092,892
Dollar General Corp.	6,604	1,584,035
eBay, Inc.	19,440	715,586
Electrolux AB, Class B	7,356	76,454
Etsy, Inc. (a)	3,929	393,411
Expedia Group, Inc. (a)	116,804	10,943,367
General Motors Co.	43,106	1,383,272
H & M Hennes & Mauritz AB, Class B	52,607	486,357
Hasbro, Inc.	4,237	285,659
Hermes International	1,004	1,180,824
Hilton Worldwide Holdings, Inc.	8,494	1,024,546
InterContinental Hotels Group PLC	5,885	283,433
Kering SA	2,596	1,151,452
La Francaise des Jeux SAEM	3,284	97,416
Lowe’s Cos., Inc.	19,585	3,678,259
lululemon athletica, Inc. (a)	37,569	10,502,790
LVMH Moet Hennessy Louis Vuitton SE	8,710	5,135,195
Marriott International, Inc., Class A	8,680	1,216,415
Mercedes-Benz Group AG	24,179	1,222,660
Moncler SpA	6,724	274,504
Next PLC	4,413	234,224
Peloton Interactive, Inc., Class A (a)	10,118	70,118
Renault SA (a)	5,710	154,490
Rivian Automotive, Inc., Class A (a)(b)	4,909	161,555
Ross Stores, Inc.	10,369	873,796
SEB SA	860	54,095
Starbucks Corp.	108,698	9,158,893
Tabcorp Holdings, Ltd.	235,022	140,939
Target Corp.	15,051	2,233,418
Taylor Wimpey PLC	137,184	133,581
TJX Cos., Inc., The	34,815	2,162,708
Tractor Supply Co.	3,181	591,284

Ulta Beauty, Inc. (a)	28,048	11,252,578
Vail Resorts, Inc.	1,316	283,782
VF Corp.	11,107	332,210
Wesfarmers, Ltd.	35,991	983,941
Yum! Brands, Inc.	8,451	898,679
Zalando SE (a)	7,493	146,360
		108,909,016

CONSUMER STAPLES: 10.4%
Beiersdorf AG	2,885	283,487
Carrefour SA	20,231	280,585
Clorox Co., The	4,155	533,460
Coca-Cola Co., The	225,670	12,642,034
Coles Group, Ltd.	42,500	448,050
Danone SA	20,734	980,413
Diageo PLC	290,337	12,221,299
Empire Co., Ltd., Class A	5,235	130,217
Essity AB, Class B	19,739	389,979
Estee Lauder Cos, Inc., The, Class A	47,148	10,179,253
Etablissements Franz Colruyt NV	5,122	112,589
General Mills, Inc.	17,423	1,334,776
Heineken Holding NV	3,725	255,008
Heineken NV	7,555	659,786
Henkel AG & Co. KGaA	3,185	180,504
Hershey Co., The	4,156	916,273
J Sainsbury PLC	58,279	112,862
J.M. Smucker Co., The	3,197	439,300
Jeronimo Martins SGPS SA	8,618	160,497
Kellogg Co.	7,393	514,996
Kimberly-Clark Corp.	10,258	1,154,435
Kroger Co., The	22,295	975,406
Loblaw Cos, Ltd.	5,076	401,935
L’Oreal SA	7,433	2,376,642
McCormick & Co., Inc.	7,950	566,597
Metro, Inc.	7,029	351,972
Mowi ASA	14,803	188,287
Orkla ASA	23,481	170,691
Pernod Ricard SA	6,105	1,119,987
Procter & Gamble Co., The	105,191	13,280,365
Remy Cointreau SA	729	120,976
Saputo, Inc.	7,369	175,670
Shiseido Co., Ltd.	12,200	427,576
Tesco PLC	265,698	609,796

Treasury Wine Estates, Ltd.	22,615	181,968
Unilever PLC	74,558	3,276,067
Walgreens Boots Alliance, Inc.	22,231	698,053
Woolworths Group, Ltd.	263,449	5,724,917
		74,576,708

FINANCIALS: 15.4%
ABN AMRO Bank NV	12,274	109,980
Abrdn PLC	71,672	109,637
Admiral Group PLC	6,065	128,843
Aegon NV	54,663	217,285
Ally Financial, Inc.	13,212	367,690
American Express Co.	20,162	2,720,055
Amundi SA	2,082	86,676
Annaly Capital Management, Inc., REIT	16,415	281,681
Aon PLC, Class A	6,277	1,681,420
Assicurazioni Generali SpA	33,369	455,631
ASX, Ltd.	6,423	295,607
Australia & New Zealand Banking Group, Ltd	87,657	1,283,193
Aviva PLC	87,628	375,822
AXA SA	57,260	1,250,152
Banco Santander SA	504,714	1,174,418
Bank Leumi Le-Israel BM	49,033	418,779
Bank of America Corp.	225,077	6,797,326
Bank of Montreal	19,146	1,678,073
Bank of Nova Scotia, The	38,877	1,849,074
BNP Paribas SA	33,513	1,415,563
Canadian Imperial Bank of Commerce	166,753	7,298,576
Citigroup, Inc.	78,011	3,250,718
CME Group, Inc.	11,303	2,002,100
Commerzbank AG (a)	27,344	194,662
Commonwealth Bank of Australia	54,177	3,151,743
Credit Agricole SA	38,504	312,577
Danske Bank A/S	20,135	250,614
Discover Financial Services	8,985	816,916
DNB Bank ASA	30,507	484,087
Eurazeo SA	1,436	74,932
Euronext NV	2,867	181,442
FactSet Research Systems, Inc.	1,257	502,938
Fifth Third Bancorp	20,942	669,306
FinecoBank Banca Fineco SpA	15,598	192,643
First Republic Bank	5,719	746,615
Gjensidige Forsikring ASA	6,527	111,999

Globe Life, Inc.	2,695	268,692
Goldman Sachs Group, Inc., The	10,992	3,221,206
Groupe Bruxelles Lambert SA	3,174	221,974
Hang Seng Bank, Ltd.	21,600	328,158
Hargreaves Lansdown PLC	9,819	94,037
Hartford Financial Services Group, Inc., The	10,865	672,978
Hong Kong Exchanges and Clearing, Ltd.	38,200	1,305,768
Huntington Bancshares, Inc.	46,689	615,361
Industrivarden AB, Class A	4,159	83,773
Industrivarden AB, Class C	5,226	104,228
ING Groep NV	112,241	961,729
Insurance Australia Group, Ltd.	76,561	226,487
Intact Financial Corp.	5,130	726,003
Intercontinental Exchange, Inc.	17,497	1,580,854
Investor AB, Class B	57,741	842,511
JPMorgan Chase & Co.	96,536	10,088,013
KeyCorp.	28,992	464,452
Kinnevik AB, Class B (a)	47,243	619,162
Legal & General Group PLC	200,705	479,079
Lincoln National Corp.	4,949	217,311
London Stock Exchange Group PLC	10,580	893,469
M&G PLC	85,952	158,334
Macquarie Group, Ltd.	11,853	1,156,380
Manulife Financial Corp.	60,697	952,627
Medibank Pvt, Ltd.	88,537	197,894
Mediobanca Banca di Credito Finanziario SpA	17,887	139,961
MetLife, Inc.	20,973	1,274,739
Moody’s Corp.	5,364	1,304,042
Muenchener Rueckversicherungs AG	4,054	975,881
Nasdaq, Inc.	10,210	578,703
National Australia Bank, Ltd.	100,518	1,861,160
National Bank of Canada	10,186	638,436
NatWest Group PLC	167,516	417,235
NN Group NV	8,551	332,582
Nordea Bank Apb	97,921	838,030
Onex Corp.	2,256	103,479
PNC Financial Services Group, Inc., The	12,649	1,890,014
Poste Italiane SpA	15,651	118,243
Principal Financial Group, Inc.	8,192	591,053
Progressive Corp., The	17,437	2,026,354
QBE Insurance Group, Ltd.	45,614	338,440
Robinhood Markets, Inc., Class A (a)(b)	14,960	151,096
Royal Bank of Canada	41,276	3,716,289

S&P Global, Inc.	11,255	3,436,714
Schroders PLC	24,743	106,353
Skandinaviska Enskilda Banken AB, Class A	48,364	460,945
Societe Generale SA	23,419	463,136
Standard Chartered PLC	80,625	504,273
State Street Corp.	11,646	708,193
Sun Life Financial, Inc.	18,296	727,549
Suncorp Group, Ltd.	41,111	265,287
Svenska Handelsbanken AB, Class A	40,312	330,921
Swedbank AB, Class A	25,022	328,433
T Rowe Price Group, Inc.	7,241	760,377
Toronto-Dominion Bank, The	53,681	3,292,326
Travelers Cos., Inc., The	7,311	1,120,045
Tryg A/S	10,983	226,732
U.S. Bancorp	44,353	1,788,313
UniCredit SpA	56,969	576,759
Upstart Holdings, Inc. (a)(b)	2,295	47,713
Wendel SA	53,933	3,860,254
Westpac Banking Corp.	106,778	1,412,672
Willis Towers Watson PLC	3,464	696,056
Zurich Insurance Group AG	4,605	1,835,786
		109,663,827

HEALTH CARE: 17.4%
Abbott Laboratories	55,065	5,328,089
AbbVie, Inc.	47,005	6,308,541
Alcon, Inc.	16,077	933,840
Alnylam Pharmaceuticals, Inc. (a)	3,449	690,352
AmerisourceBergen Corp.	4,809	650,802
AstraZeneca PLC	50,272	5,526,372
Bristol-Myers Squibb Co.	179,305	12,746,791
Cardinal Health, Inc.	8,498	566,647
CSL, Ltd.	14,765	2,685,268
CVS Health Corp.	39,101	3,729,062
DaVita, Inc. (a)	1,712	141,702
Elevance Health, Inc.	27,512	12,497,051
Eli Lilly & Co.	22,023	7,121,137
Exact Sciences Corp (a)	5,680	184,543
Fresenius Medical Care AG & Co KGaA	7,128	200,817
Genmab A/S (a)	2,051	659,814
Gilead Sciences, Inc.	37,199	2,294,806
GN Store Nord AS	5,342	93,573
GSK PLC	128,881	1,861,389

Hologic, Inc. (a)	7,777	501,772
Illumina, Inc. (a)	5,408	1,031,792
Insulet Corp. (a)	2,222	509,727
Ipsen SA	1,137	105,229
Jazz Pharmaceuticals PLC (a)	2,134	284,441
Johnson & Johnson	74,862	12,229,456
Koninklijke Philips NV	27,533	423,912
Lonza Group AG	2,488	1,211,385
McKesson Corp.	4,505	1,531,114
Merck & Co., Inc.	70,802	6,097,468
Merck KGaA	4,085	661,283
Novartis AG	66,202	5,047,037
Novo Nordisk A/S, Class B	52,298	5,209,812
Oak Street Health, Inc. (a)(b)	5,585	136,944
Orion OYJ, Class B	3,346	140,892
Orpea SA (a)	11,290	123,306
Pfizer, Inc.	165,983	7,263,416
Quest Diagnostics, Inc.	49,569	6,081,621
Ramsay Health Care, Ltd.	6,845	251,263
Ryman Healthcare, Ltd.	28,621	136,499
Sanofi	35,325	2,689,874
Smith & Nephew PLC	26,869	310,143
Stryker Corp.	11,317	2,292,145
UCB SA	3,705	257,119
Vertex Pharmaceuticals, Inc. (a)	7,094	2,053,997
Waters Corp. (a)	1,884	507,795
Zimmer Biomet Holdings, Inc.	6,744	705,085
Zoetis, Inc.	14,037	2,081,547
		124,096,670

INDUSTRIALS: 5.8%
Adecco Group AG	5,146	142,027
Aena SME SA (a)	2,443	253,534
Aeroports de Paris (a)	950	109,782
Air Canada (a)	5,163	62,045
Alstom SA	10,914	176,542
Assa Abloy AB, Class B	31,268	585,839
Auckland International Airport, Ltd. (a)	38,285	153,458
Booz Allen Hamilton Holding Corp.	4,624	427,026
Brambles, Ltd.	45,785	334,937
Bureau Veritas SA	9,224	206,410
Canadian National Railway Co.	18,308	1,977,187
Cie de Saint-Gobain	19,071	681,895

Cummins, Inc.	4,503	916,406
Equifax, Inc.	3,854	660,691
Experian PLC	27,525	805,728
FedEx Corp.	10,431	1,548,691
GEA Group AG	4,906	158,773
Getlink SE	15,085	233,928
Husqvarna AB, Class B	13,934	77,242
KION Group AG	4,123	78,960
Legrand SA	8,619	557,297
MTR Corp., Ltd.	47,278	216,857
Otis Worldwide Corp.	13,321	849,880
Qantas Airways, Ltd. (a)	28,541	91,591
Randstad NV	3,570	154,084
RELX PLC	59,726	1,459,449
Republic Services, Inc.	6,655	905,346
Ritchie Bros Auctioneers, Inc.	3,515	219,625
Schneider Electric SE	102,640	11,593,267
Skanska AB, Class B	11,659	145,105
Smiths Group PLC	11,563	192,605
Sunrun, Inc. (a)	4,678	129,066
Teleperformance	1,898	481,492
Transurban Group	98,232	775,779
United Parcel Service, Inc., Class B	24,486	3,955,468
Verisk Analytics, Inc.	5,022	856,402
Vestas Wind Systems A/S	36,992	681,128
Wartsila OYJ Abp	16,495	105,369
Wolters Kluwer NV	84,932	8,270,136
WSP Global, Inc.	4,028	443,580
		41,674,627

INFORMATION TECHNOLOGY: 19.7%
Accenture PLC, Class A	51,755	13,316,562
Adobe, Inc. (a)	17,924	4,932,685
Affirm Holdings, Inc. (a)	6,461	121,208
ANSYS, Inc. (a)	2,771	614,331
Apple, Inc.	211,591	29,241,875
Arista Networks, Inc. (a)	7,545	851,755
Autodesk, Inc. (a)	41,944	7,835,139
Avalara, Inc. (a)(b)	2,461	225,920
AVEVA Group PLC	3,321	114,582
Block, Inc., Class A (a)	18,405	1,012,091
Broadcom, Inc.	13,603	6,039,868
Capgemini SE	5,319	851,574

CDW Corp.	4,419	689,718
Ceridian HCM Holding, Inc. (a)	4,157	232,293
Cisco Systems, Inc.	155,083	6,203,320
Cloudflare, Inc., Class A (a)	7,816	432,303
Computershare, Ltd.	16,150	257,594
Dassault Systemes SE	21,615	746,259
DocuSign,Inc. (a)	6,145	328,573
Dropbox, Inc., Class A (a)	8,633	178,876
F5, Inc. (a)	1,931	279,474
Fair Isaac Corp. (a)	866	356,801
Guidewire Software, Inc. (a)	2,609	160,662
Halma PLC	11,647	261,969
Hexagon AB, Class B	62,207	580,959
HP, Inc.	36,148	900,808
HubSpot, Inc. (a)	1,541	416,255
Intel Corp.	136,305	3,512,580
Intuit, Inc.	8,220	3,183,770
Lam Research Corp.	4,624	1,692,384
Lightspeed Commerce, Inc. (a)	4,253	74,847
Microsoft Corp.	110,939	25,837,693
Nokia OYJ	180,063	773,021
NortonLifeLock, Inc.	18,185	366,246
Okta, Inc. (a)	7,077	402,469
PayPal Holdings, Inc. (a)	34,074	2,932,749
Sage Group PLC, The	30,935	238,403
salesforce.com, Inc. (a)	29,419	4,231,629
SAP SE	31,512	2,568,075
Shopify, Inc., Class A (a)	36,320	977,841
Texas Instruments, Inc.	30,147	4,666,153
Twilio, Inc., Class A (a)	4,834	334,223
Unity Software, Inc. (a)	7,008	223,275
Visa, Inc., Class A	51,943	9,227,674
Western Union Co., The	12,368	166,968
WiseTech Global, Ltd.	4,678	152,842
Workday, Inc., Class A (a)	6,178	940,415
Worldline SA (a)	7,027	277,747
Xero, Ltd. (a)	4,406	203,895
Zendesk, Inc. (a)	4,343	330,502
		140,498,855

MATERIALS: 4.8%
Air Liquide SA	32,356	3,698,261
Akzo Nobel NV	5,962	337,866

Arkema SA	2,007	146,268
BlueScope Steel, Ltd.	14,643	142,208
Boliden AB	8,598	265,643
Celanese Corp.	121,621	10,987,241
Chr. Hansen Holding A/S	3,522	173,491
Covestro AG	5,841	167,004
Dow, Inc.	24,263	1,065,874
Ecolab, Inc.	8,250	1,191,465
Evonik Industries AG	6,584	110,266
Fortescue Metals Group, Ltd.	60,834	653,074
Johnson Matthey PLC	6,111	123,376
Kinross Gold Corp.	34,535	130,005
Koninklijke DSM NV	81,492	9,273,017
Lundin Mining Corp.	20,724	104,719
Mondi PLC	15,435	237,119
Newmont Corp.	24,658	1,036,376
Norsk Hydro ASA	49,787	267,153
Northern Star Resources, Ltd.	39,010	195,334
Novozymes A/S, Class B	6,777	340,559
Nutrien, Ltd.	16,915	1,410,655
Solvay SA	2,219	171,800
Stora Enso OYJ, Class R	18,279	232,206
Svenska Cellulosa AB SCA, Class B	20,400	258,845
Yara International ASA	51,192	1,796,591
		34,516,416

REAL ESTATE: 2.2%
Azrieli Group, Ltd.	1,278	87,221
British Land Co. PLC, The, REIT	34,311	132,899
Camden Property Trust, REIT	3,158	377,223
Canadian Apartment Properties, REIT	2,804	85,459
CapitaLand Integrated Commercial Trust, REIT	161,200	214,426
Covivio, REIT	1,683	81,076
Dexus, REIT	37,063	184,372
Gecina SA, REIT	1,494	117,010
GPT Group, The, REIT	64,090	157,736
Healthpeak Properties, Inc., REIT	17,564	402,567
Klepierre SA, REIT (a)	7,425	129,086
Land Securities Group PLC, REIT	28,565	165,056
LendLease Corp., Ltd.	24,108	137,829
Link, REIT	63,575	443,786
Mapletree Logistics Trust, REIT	99,300	107,293
Mirvac Group, REIT	127,268	158,538

Realty Income Corp., REIT	18,975	1,104,345
RioCan Real Estate Investment Trust, REIT	4,909	66,171
Stockland, REIT	80,516	168,505
Sun Communities, Inc., REIT	3,664	495,849
Swire Properties, Ltd.	34,000	73,143
Unibail-Rodamco-Westfield, REIT (a)	4,180	172,968
Ventas, Inc., REIT	13,347	536,149
VICI Properties, Inc., REIT	243,385	7,265,041
Vicinity Centres, REIT	132,464	147,695
Vonovia SE	26,220	565,874
Welltower, Inc., REIT	14,980	963,514
Weyerhaeuser Co., REIT	25,901	739,733
Zillow Group, Inc., Class A (a)	4,894	140,115
Zillow Group, Inc., Class C (a)	5,317	152,119
		15,572,798

UTILITIES: 3.5%
American Water Works Co., Inc.	81,378	10,592,161
Edison International	12,244	692,766
EDP - Energias de Portugal SA	84,782	367,955
Electricite de France SA	16,472	191,033
Elia Group SA	1,115	131,203
Hydro One, Ltd.	10,166	248,603
Iberdrola SA	184,954	1,724,545
Meridian Energy, Ltd.	40,047	107,458
Orsted A/S	6,368	507,534
Red Electrica Corp. SA	607,778	9,326,714
Severn Trent PLC	9,079	237,339
Terna - Rete Elettrica Nazionale	45,680	278,215
United Utilities Group PLC	24,518	242,095
		24,647,621

TOTAL COMMON STOCKS		704,928,575
(Cost $709,997,245)

PREFERRED STOCKS: 0.0% (c)
CONSUMER STAPLES: 0.0% (c)
Henkel AG & Co. KGaA	5,564	330,429

MATERIALS: 0.0% (c)
Fuchs Petrolub SE	5,908	149,607

TOTAL PREFERRED STOCKS		480,036
(Cost $695,440)

MONEY MARKET: 0.2%
State Street Institutional U.S. Government Money Market Fund, 2.940% (d)(e)	1,273,468	1,273,468
(Cost $1,273,468)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.0% (c)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.071% (d)(e)	183,351	183,351
(Cost $183,351)

TOTAL INVESTMENTS: 98.9%		706,865,430
(Cost $712,149,504)

PAYABLE UPON RETURN OF SECURITIES LOANED: 0.0% (c)		(183,351)

Other assets and liabilities - (net): 1.1%		7,844,002

Net Assets: 100.0%		$714,526,081

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2022. The total market value of securities on loan as of September 30, 2022 was $572,134.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
COUNTRY	VALUE	OF NET ASSETS
Australia	$22,205,052	3.1%
Belgium	816,908	0.1%
Canada	28,000,392	3.9%
Chile	104,719	0.0%
Denmark	8,981,286	1.3%
Finland	1,458,142	0.2%
France	45,054,385	6.3%
Germany	9,829,442	1.4%
Hong Kong	2,367,712	0.3%
Israel	506,000	0.1%
Italy	2,126,360	0.3%

Japan	427,576	0.1%
Netherlands	21,469,880	3.0%
New Zealand	771,772	0.1%
Norway	3,499,367	0.5%
Poland	237,119	0.0%
Portugal	528,452	0.1%
Singapore	764,541	0.1%
Spain	12,479,211	1.7%
Sweden	6,060,099	0.8%
Switzerland	9,170,074	1.3%
United Kingdom	33,442,857	4.7%
United States	495,107,265	69.3%
Money Market	1,273,468	0.2%
Other assets and liabilities (net)	7,844,002	1.1%
TOTAL	$714,526,081	100.0%

September 30, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$ 1,215,496,698	$ -	$ -	$ 1,215,496,698
Cash Equivalents	27,430,976	-	-	27,430,976
Total	$ 1,242,927,674	$ -	$ -	$ 1,242,927,674
Small Cap
Common Stocks	$ 555,709,053	$ -	$ -	$ 555,709,053
Cash Equivalents	27,353,766	-	-	27,353,766
Total	$ 583,062,819	$ -	$ -	$ 583,062,819
US Sustainable Economy
Common Stocks	$ 232,964,922	$ -	$ -	$ 232,964,922
Cash Equivalents	1,649,759	-	-	1,649,759
Total	$ 234,614,681	$ -	$ -	$ 234,614,681
Global Sustainable Infrastructure
Common Stocks	$ 45,310,606	$ 44,347,112	$ -	$ 89,657,718
Rights	2,776	-	-	2,776
Cash Equivalents	1,075,669	-	-	1,075,669
Total	$ 46,389,051	$ 44,347,112	$ -	$ 90,736,163
Global Opportunities
Common Stocks	$ 55,076,661	$ 39,604,406	$ -	$ 94,681,067
Preferred Stocks	-	984,098	-	984,098
Cash Equivalents	1,347,269	-	-	1,347,269
Total	$ 56,423,930	$ 40,588,504	$ -	$ 97,012,434
Global Environmental Markets
Common Stocks	$ 1,194,576,258	$ 775,717,550	$ -	$ 1,970,293,808
Cash Equivalents	49,170,382	-	-	49,170,382
Total	$ 1,243,746,640	$ 775,717,550	$ -	$ 2,019,464,190
Global Women’s Leadership
Common Stocks	$ 518,408,126	$ 186,520,449	$ -	$ 704,928,575
Preferred Stocks	-	480,036	-	480,036
Cash Equivalents	1,456,819	-	-	1,456,819
Total	$ 519,864,945	$ 187,000,485	$ -	$ 706,865,430
International Sustainable Economy
Common Stocks	$ -	$ 712,474,432	$ -	$ 712,474,432
Preferred Stocks	-	367,368	-	367,368
Cash Equivalents	36,682,347	-	-	36,682,347
Total	$ 36,682,347	$ 712,841,800	$ -	$ 749,524,147
Core Bond
Community Investment Notes	$ -	$ 240,105	$ 298,550	$ 538,655
Corporate Bonds	-	259,471,952	-	259,471,952
U.S. Gov't Agency Bonds	-	8,929,039	-	8,929,039
Government Bonds	-	4,998,071	-	4,998,071
Supranational Bonds	-	90,612,778	-	90,612,778
Municipal Bonds	-	15,978,175	-	15,978,175
U.S. Treasury Notes	-	111,594,286	-	111,594,286
Asset-Backed Securities	-	46,774,743	-	46,774,743
Mortgage-Backed Securities	-	191,657,873	-	191,657,873
Certificates of Deposit	-	249,629	-	249,629
Cash Equivalents	14,595,032	-	-	14,595,032
Total	$ 14,595,032	$ 730,506,651	$ 298,550	$ 745,400,233
High Yield Bond
Community Investment Notes	$ -	$ 240,105	$ 510,838	$ 750,943
Common Stocks	1,191,484	-	0	1,191,484
Preferred Stocks	-	-	0	0
Corporate Bonds	-	520,491,029	-	520,491,029
Loans	-	18,025,909	-	18,025,909
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	26,418,363	-	-	26,418,363
Total	$ 27,609,847	$ 539,257,043	$ 510,838	$ 567,377,728
Sustainable Allocation
Affiliated Investment Companies	$ 1,925,715,049	$ -	$ -	$ 1,925,715,049
Cash Equivalents	113,019,852	-	-	113,019,852
Total	$ 2,038,734,901	$ -	$ -	$ 2,038,734,901

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
								Unrealized
	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/21	Additions	Reductions	09/30/22	12/31/21	Income	Gains/Losses[1]	Depreciation	09/30/22
Sustainable Allocation
Large Cap	76,137,343	269,222	1,434,720	73,199,887	$ 1,132,162,284	$ 3,166,047	$ (3,945,753)	$ (277,327,828)	$ 811,054,749
Small Cap	4,377,966	4,538	306,373	4,076,131	83,137,569	62,760	(773,361)	(21,461,688)	55,965,280
Global Sustainable Infrastructure	7,758,860	117,523	-	7,876,383	78,752,429	1,010,700	-	(18,091,048)	61,672,081
Global Opportunities	4,015,222	14,619	-	4,029,841	68,861,063	189,165	-	(20,087,660)	48,962,568
Global Environmental Markets	2,851,724	9,134	233,754	2,627,104	72,433,778	163,139	(824,844)	(22,163,851)	44,608,222
Global Women's Leadership	1,992,667	20,216	-	2,012,883	70,400,912	548,462	-	(19,922,798)	51,026,576
International Sustainable Economy	15,930,405	258,583	2,037,387	11,480,289	171,411,156	2,141,067	1,808,689	(47,865,986)	84,494,926
Core Bond	71,152,536	7,201,072	-	78,849,105	726,467,396	11,778,046	-	(119,354,644)	678,890,797
High Yield	13,284,046	2,494,274	-	15,985,610	91,394,238	3,225,952	-	(18,580,341)	89,039,850
Total					$ 2,495,020,825	$ 22,285,338	$ (3,735,269)	$ (564,855,844)	$ 1,925,715,049

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.